[AMERICAN BEACON MILEAGE FUNDS LOGO]

                             MILEAGE CLASS

                     Supplement Dated December 11, 2009
                  To the Statement of Additional Information
      Dated March 1, 2009 As Supplemented on October 15, 2009 and June 5, 2009
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In the section titled "Trustees and Officers of the Mileage Trust", Mr. Quinn's
position is changed to "Executive Vice President from 2007 to 2008 and 2009 and President 2008-2009".



In the section titled "Trustees and Officers of the Mileage Trust", Mr. Needles' position is changed to "President from 2009".